FIXED INCOME GUARANTEED OPTION (Details) - EBP 002	Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Surrender charge	5.00%
Maximum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed minimum interest	3.00%
Minimum
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Guaranteed minimum interest	1.00%